Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent

As of December 31, 2024 we had outstanding forward contracts not designated as hedging instruments with notional amounts equivalent to the following:

Currency Hedged	Year ended December 31, 2024
U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	20,038

The following table shows the effect of our non-designated hedges, including forward contracts, on the Consolidated Statements of Operations for the year ended December 31, 2024:

	Location of Loss	Year ended December 31, 2024
		U.S. dollars in thousands
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	Financial income, net	(609)

Schedule of Notional Amount and Fair Value of Outstanding Derivatives

The notional amount and fair value of outstanding derivatives at the end of each period were:

December 31, 2024
U.S. dollars in thousands
Notional amount of foreign currency contracts	20,061
Fair value of foreign currency contracts	601

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives

The change in accumulated other comprehensive income relating to gains on derivatives used for hedging was as follows:

Year ended December 31, 2024
U.S. dollars in thousands
Other comprehensive income before reclassifications	677
Amounts reclassified out of accumulated other comprehensive income (*)	(76)
Other comprehensive income, net	601

(*)	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses.